Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Tenant and other receivables, allowance for doubtful accounts	$ 1,636	$ 1,960
Accrued rental income, allowance	3,636	1,571
Unsecured senior notes, discount	14,146	10,472
Unsecured exchangeable senior notes, discount	$ 182	$ 1,653
Excess stock, par value	$ 0.01	$ 0.01
Excess stock, shares authorized	150,000,000	150,000,000
Excess stock, shares issued	0	0
Excess stock, shares outstanding	0	0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	153,062,001	151,680,109
Common stock, shares outstanding	152,983,101	151,601,209
Treasury common stock at cost, shares	78,900	78,900
Series B Cumulative Redeemable Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0
Preferred stock, shares authorized	92,000	0
Series B Dividend Rate Percentage	5.25%	0.00%
Preferred stock, shares issued	80,000	0
Series B Liquidation Preference Per Share	$ 2,500.00	$ 0
Preferred stock, shares outstanding	80,000	0